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                   MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                       March 4, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Capital Opportunities Trust
     File Number - 33-63685
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 2004.


                                                         Very truly yours,
                                                         /s/ Elisa Mitchell
                                                         ---------------------
                                                         Elisa Mitchell
                                                         Assistant Secretary



cc:  Larry Greene
     Barry Fink